Financial risks (Tables)	12 Months Ended
Mar. 31, 2025
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2024	2025
Allowance for doubtful accounts at beginning of year	121,628	122,105
Provision for doubtful accounts, net of reversal	4,708	9,835
Write-offs	(3,759)	(3,128)
Other	(472)	(1,516)

Allowance for doubtful accounts at end of year	122,105	127,296

Disclosure of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the retail receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	22,750,132	1,526,798	—	24,276,931
Past due less than 90 days	318,524	694,558	23,761	1,036,843
Past due 90 days or more	—	4,598	171,574	176,172

Total	23,068,656	2,225,954	195,335	25,489,945

	Yen in millions
	March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	25,114,478	1,335,387	12,067	26,461,932
Past due less than 90 days	306,022	658,638	20,028	984,689
Past due 90 days or more	—	16	191,385	191,401

Total	25,420,500	1,994,041	223,481	27,638,021

Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables
The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	14,640	4,582	5,399	24,622
Provision for credit loss, net of reversal	6,362	2,539	1,130	10,031
Charge-offs	—	—	(204)	(204)
Other	(3,521)	(1,191)	1,475	(3,236)

Allowance for credit loss at end of year	17,481	5,931	7,801	31,213

	Yen in millions
	For the year ended March 31, 2025
	Expected credit loss for 12 months	Expected credit loss for the entire period		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	17,481	5,931	7,801	31,213
Provision for credit loss, net of reversal	10,856	3,746	1,448	16,050
Charge-offs	—	—	(698)	(698)
Other	(3,641)	(2,658)	(2,475)	(8,774)

Allowance for credit loss at end of year	24,697	7,018	6,076	37,791

Disclosure of Non-Derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period
The amounts of
non-derivative
financial liabilities and derivative financial liabilities by a remaining contract maturity period are as follows:
As of March 31, 2024

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	1,387,832	(1,398,947)	(1,398,947)	—	—	—
Commercial paper	4,100,127	(4,222,660)	(4,222,660)	—	—	—
Long-term debt	30,611,253	(33,286,908)	(10,862,374)	(13,051,900)	(6,770,969)	(2,601,665)
Lease liabilities	462,568	(517,763)	(83,145)	(115,664)	(74,847)	(244,107)

Total	36,561,780	(39,426,278)	(16,567,126)	(13,167,564)	(6,845,816)	(2,845,772)

Derivative financial liabilities
Interest derivative	238,503	(237,685)	(74,298)	(103,424)	(54,923)	(5,040)
Currency derivative
In	—	1,127,763	150,390	433,343	362,638	181,391
Out	193,686	(1,370,175)	(222,251)	(519,535)	(427,529)	(200,860)

Total	432,189	(480,098)	(146,158)	(189,617)	(119,815)	(24,508)

Total	36,993,969	(39,906,376)	(16,713,284)	(13,357,180)	(6,965,631)	(2,870,280)

As of March 31, 2025
	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	1,552,166	(1,565,387)	(1,565,387)	—	—	—
Commercial paper	3,912,303	(4,012,371)	(4,012,371)	—	—	—
Long-term debt	32,795,058	(35,293,975)	(11,209,068)	(15,485,265)	(6,190,498)	(2,409,143)
Lease liabilities	533,351	(630,013)	(102,412)	(159,500)	(94,354)	(273,747)

Total	38,792,879	(41,501,746)	(16,889,239)	(15,644,764)	(6,284,852)	(2,682,891)

Derivative financial liabilities
Interest derivative	196,389	(220,341)	(83,505)	(108,063)	(22,712)	(6,061)
Currency derivative
In	—	1,047,528	73,959	759,648	66,990	146,931
Out	123,493	(1,196,751)	(130,116)	(840,065)	(74,389)	(152,181)

Total	319,881	(369,564)	(139,663)	(188,480)	(30,111)	(11,311)

Total	39,112,760	(41,871,310)	(17,028,902)	(15,833,244)	(6,314,963)	(2,694,201)

Disclosure of Unused Amount in Funding With Issuance Limit
The unused amount of funding with established issuance limits is as follows:

	Yen in millions
	March 31,
	2024	2025
Corporate bonds and medium-term notes	6,477,572	6,011,789
Commercial paper	1,241,053	1,241,283

Total	7,718,625	7,253,072

Disclosure of Value-At-Risk Analysis Measurement Foreign Currency Positions

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2024	411,300	403,025	413,800	389,000
For the year ended March 31, 2025	465,300	441,800	465,300	408,500

Disclosure of Sensitivity Analysis of Fair Value Measurement To Changes in Unobservable Inputs, Assets

	Yen in millions
	For the years ended March 31,
	2024	2025
Impact on income before income taxes	(49,799)	(104,706)
Impact on other comprehensive income, before tax effect	(221,420)	(235,959)

Finance Leases [Member]
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses

The net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025
Allowance for credit loss at beginning of year	36,920	46,909
Provision for credit loss, net of reversal	23,617	31,539
Charge-offs	(7,676)	(10,311)
Other	(5,952)	(11,417)

Allowance for credit loss at end of year	46,909	56,721

Disclosure of Finance Lease Receivables Segregated into of Aging Categories Based on the Numbers of the Days Outstanding
The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31,
	2024	2025
Current	3,057,602	3,340,414
Past due less than 90 days	60,316	67,627
Past due 90 days or more	25,506	29,928

Total	3,143,424	3,437,970

Trade receivables [Member]
Statements [Line Items]
Disclosure of Net Changes in the Allowance for Credit Losses
The net changes in the allowance for credit losses relating to the retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	95,720	124,867	54,284	274,871
Provision for credit loss, net of reversal	34,386	64,742	142,299	241,427
Charge-offs	—	—	(150,458)	(150,458)
Other	(19,062)	(41,819)	31,193	(29,688)

Allowance for credit loss at end of year	111,044	147,790	77,318	336,152

	Yen in millions
	For the year ended March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	111,044	147,790	77,318	336,152
Provision for credit loss, net of reversal	36,053	59,305	181,769	277,127
Charge-offs	—	—	(189,044)	(189,044)
Other	(29,265)	(56,209)	17,543	(67,931)

Allowance for credit loss at end of year	117,832	150,885	87,587	356,304

Wholesale receivables and other dealer loans [Member]
Statements [Line Items]
Disclosure of Breakdown of Wholesale Receivables and Dealer Loan Receivables

	Yen in millions
	March 31, 2024
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	4,741,270	—	—	4,741,270
Credit Watch	61,078	132,721	—	193,799
At Risk	—	45,231	4,258	49,489
Default	—	—	21,209	21,209
Loan commitments	11,129,604	115,327	781	11,245,712
Financial guarantee contracts	3,200,368	36,964	—	3,237,333

Total	19,132,321	330,243	26,247	19,488,811

	Yen in millions
	March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	4,478,021	—	—	4,478,021
Credit Watch	213,400	143,979	—	357,379
At Risk	—	54,774	2,003	56,776
Default	—	—	10,360	10,360
Loan commitments	10,288,422	188,448	1,024	10,477,894
Financial guarantee contracts	2,234,393	24,001	—	2,258,395

Total	17,214,236	411,202	13,387	17,638,825